Condensed financial information of the Company (Tables)	6 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Summary of condensed balance sheet

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of
	September 30, 2025	March 31, 2025
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash and cash equivalents	$62,589	$207,511
Deferred expenses	52,500	52,500
Amounts due from subsidiaries	3,719,870	3,701,752
Amounts due from related parties	6,408	93,686
Investment in subsidiaries	10,546,992	10,595,038
TOTAL ASSETS	$14,388,359	$14,650,487
LIABILITIES
Current liabilities:
Amounts due to related parties	—	7,107
Accrued expenses and liabilities	539,415	297,405
Promissory note to related parties	1,000,000	600,000
TOTAL LIABILITIES	$1,539,415	$904,512

SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,929,451 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	3,186	3,186
Preferred shares, par value $0.0002 per share, 5,000,000 shares authorized; 1,000,000 and 0 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	200	—
Additional paid-in capital	17,872,027	17,872,227
Statutory reserve	40,590	40,590
Accumulated Deficit	(5,233,002)	(4,232,288)
Accumulated other comprehensive income/(loss)	165,943	62,260
TOTAL SHAREHOLDERS’ EQUITY	$12,848,944	$13,745,975
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$14,388,359	$14,650,487

Summary of condensed statements of income

Condensed statements of income

	For the six months ended September 30,
	2025	2024
Revenue	$—	$—
Cost of revenue	—	—
Gross profit	—	—
Operating expenses:
General and administrative expenses	$(736,072)	$(849,946)
Share of profit in subsidiaries	(151,728)	(2,086,395)
Others, net	(112,914)	(93)
(Loss)/Income before income tax provision	(1,000,714)	(2,936,434)
Provision for income tax	—	—
Net (loss)/profit	$(1,000,714)	$(2,936,434)

Summary of Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

	For the six months ended September 30,
	2025	2024
Net loss	$(1,000,714)	$(2,936,434)
Other comprehensive loss	103,683	195,024
Total comprehensive loss	$(897,031)	$(2,741,410)

Summary of Condensed Cash Flow

Condensed cash flow

	For the six months ended September 30,
	2025	2024
Net cash used in operating activities	$(544,922)	$(236,355)
Net cash used in investing activities	—	—
Net cash provided by financing activities	400,000	100,115
Net cash outflow	$(144,922)	$(136,240)